Advertising	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Advertising [Abstract]
ADVERTISING
P.	ADVERTISING:

The Company follows the policy of charging the costs of advertising to expense as incurred. For the nine months ended September 30, 2021 and 2020, advertising costs amounted to $99,241 and $56,771, respectively.

P.	ADVERTISING:

The Company follows the policy of charging the costs of advertising to expense as incurred. For the years ended December 31, 2020 and 2019, advertising costs amounted to $135,436 and $71,110, respectively.